RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Related Party Transaction, Amounts of Transaction	$ 206,500	$ 125,000	$ 206,500
Related Party Transaction, Expenses from Transactions with Related Party	$ 144,044